Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables.
Schedule of trade and other payables

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Trade payables	$167,235	$208,850
Short term employee benefits	75,259	83,737
Gross-to-net accruals	8,715	—
Other	6,485	828
Total trade and other payables	$257,694	$293,415